Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of other intangible assets
Gross Carrying Amount	$ 1,668	$ 1,387
Accumulated Amortization	(519)	(415)
Net Carrying Amount	1,149	972
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	445	262
Accumulated Amortization	(112)	(83)
Net Carrying Amount	333	179
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,223	1,125
Accumulated Amortization	(407)	(332)
Net Carrying Amount	816	793
Customer Relationships [Member] | Airline [Member]
Components of other intangible assets
Net Carrying Amount	410	478
Customer Relationships [Member] | Delta [Member] | Airline [Member]
Components of other intangible assets
Net Carrying Amount	$ 195	$ 230